AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.3%
	COMMUNICATION SERVICES — 6.5%
	CABLE & SATELLITE - 1.2%
20,000	Comcast Corporation, Class A	$ 936,400

	ENTERTAINMENT CONTENT - 1.6%
9,000	Walt Disney Company (The)(a)	1,234,440

	INTERNET MEDIA & SERVICES - 3.0%
650	Alphabet, Inc., Class C(a)	1,815,444
2,500	Meta Platforms, Inc., Class A(a)	555,900
		2,371,344
	TELECOMMUNICATIONS - 0.7%
11,000	Verizon Communications, Inc.	560,340

	TOTAL COMMUNICATION SERVICES (Cost $2,062,690)	5,102,524

	CONSUMER DISCRETIONARY — 9.2%
	AUTOMOTIVE - 1.3%
22,500	General Motors Company(a)	984,150

	HOME & OFFICE PRODUCTS - 1.2%
5,500	Whirlpool Corporation	950,290

	HOME CONSTRUCTION - 1.2%
25,000	MDC Holdings, Inc.	946,000

	LEISURE FACILITIES & SERVICES - 1.1%
10,000	Royal Caribbean Cruises Ltd.(a)	837,800

	RETAIL - CONSUMER STAPLES - 1.3%
5,000	Target Corporation	1,061,100

	RETAIL - DISCRETIONARY - 3.1%
20,000	Foot Locker, Inc.	593,200

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	CONSUMER DISCRETIONARY — 9.2% (Continued)
	RETAIL - DISCRETIONARY - 3.1% (Continued)
18,500	Kohl's Corporation	$ 1,118,510
25,000	Nordstrom, Inc.	677,750
		2,389,460

	TOTAL CONSUMER DISCRETIONARY (Cost $3,704,638)	7,168,800

	CONSUMER STAPLES — 4.8%
	FOOD - 1.1%
9,650	Tyson Foods, Inc., Class A	864,929

	RETAIL - CONSUMER STAPLES - 2.4%
16,000	Kroger Company (The)	917,920
6,500	Walmart, Inc.	967,980
		1,885,900
	WHOLESALE - CONSUMER STAPLES - 1.3%
10,750	Archer-Daniels-Midland Company	970,295

	TOTAL CONSUMER STAPLES (Cost $1,107,831)	3,721,124

	ENERGY — 4.3%
	OIL & GAS PRODUCERS - 4.3%
12,000	EOG Resources, Inc.	1,430,760
11,500	Exxon Mobil Corporation	949,785
19,000	TotalEnergies S.E. - ADR	960,260
	TOTAL ENERGY (Cost $2,432,118)	3,340,805

	FINANCIALS — 16.2%
	BANKING - 9.2%
30,000	Bank of America Corporation	1,236,600
24,000	Fifth Third Bancorp	1,032,960
11,750	JPMorgan Chase & Company	1,601,760

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	FINANCIALS — 16.2% (Continued)
	BANKING - 9.2% (Continued)
60,000	Old National Bancorp	$ 982,800
6,000	PNC Financial Services Group, Inc. (The)	1,106,700
22,000	Truist Financial Corporation	1,247,400
		7,208,220
	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
4,500	Goldman Sachs Group, Inc. (The)	1,485,450

	INSURANCE - 3.4%
18,000	MetLife, Inc.	1,265,040
11,500	Prudential Financial, Inc.	1,358,955
		2,623,995
	SPECIALTY FINANCE - 1.7%
10,000	Capital One Financial Corporation	1,312,900

	TOTAL FINANCIALS (Cost $5,397,360)	12,630,565

	HEALTH CARE — 12.1%
	BIOTECH & PHARMA - 6.2%
4,750	Amgen, Inc.	1,148,645
6,000	Johnson & Johnson	1,063,380
11,000	Merck & Company, Inc.	902,550
4,000	Moderna, Inc.(a)	689,040
20,000	Pfizer, Inc.	1,035,400
		4,839,015
	HEALTH CARE FACILITIES & SERVICES - 2.8%
18,000	Cardinal Health, Inc.	1,020,600
11,000	CVS Health Corporation	1,113,310
1	Encompass Health Corporation	71
		2,133,981
	MEDICAL EQUIPMENT & DEVICES - 3.1%
8,500	Abbott Laboratories	1,006,060
7,000	Medtronic PLC	776,650
5,000	Zimmer Biomet Holdings, Inc.	639,500

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	HEALTH CARE — 12.1% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.1% (Continued)
500	Zimvie, Inc.(a)	$ 11,420
		2,433,630

	TOTAL HEALTH CARE (Cost $5,992,007)	9,406,626

	INDUSTRIALS — 14.0%
	AEROSPACE & DEFENSE - 1.6%
2,750	Lockheed Martin Corporation	1,213,850

	COMMERCIAL SUPPORT SERVICES - 1.4%
12,000	ManpowerGroup, Inc.	1,127,040

	DIVERSIFIED INDUSTRIALS - 1.3%
6,500	Eaton Corporation PLC	986,440

	ELECTRICAL EQUIPMENT - 1.1%
4,700	Acuity Brands, Inc.	889,710

	MACHINERY - 3.9%
6,500	Caterpillar, Inc.	1,448,330
3,734	Deere & Company	1,551,328
		2,999,658
	RENEWABLE ENERGY - 0.6%
6,500	EnerSys	484,705

	TRANSPORTATION & LOGISTICS - 2.9%
4,500	FedEx Corporation	1,041,255
4,250	Norfolk Southern Corporation	1,212,185
		2,253,440

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	INDUSTRIALS — 14.0% (Continued)
	TRANSPORTATION EQUIPMENT - 1.2%
4,500	Cummins, Inc.	$ 922,995

	TOTAL INDUSTRIALS (Cost $5,039,542)	10,877,838

	INFORMATION TECHNOLOGY — 22.0%
	SEMICONDUCTORS - 6.0%
25,000	Cohu, Inc.(a)	740,000
18,000	Intel Corporation	892,080
2,150	Lam Research Corporation	1,155,862
7,000	Micron Technology, Inc.	545,230
9,000	QUALCOMM, Inc.	1,375,380
		4,708,552
	SOFTWARE - 4.4%
5,000	Microsoft Corporation	1,541,550
36,000	NortonLifeLock, Inc.	954,720
11,000	Oracle Corporation	910,030
		3,406,300
	TECHNOLOGY HARDWARE - 10.4%
11,000	Apple, Inc.	1,920,709
15,500	Benchmark Electronics, Inc.	388,120
18,000	Cisco Systems, Inc.	1,003,680
30,000	Corning, Inc.	1,107,300
30,000	Juniper Networks, Inc.	1,114,800
5,000	Lumentum Holdings, Inc.(a)	488,000
11,000	NetApp, Inc.	913,000
13,000	Seagate Technology Holdings PLC	1,168,700
		8,104,309
	TECHNOLOGY SERVICES - 1.2%
7,100	International Business Machines Corporation	923,142

	TOTAL INFORMATION TECHNOLOGY (Cost $6,598,644)	17,142,303

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	MATERIALS — 5.0%
	CHEMICALS - 2.8%
4,800	Albemarle Corporation	$ 1,061,520
7,500	Celanese Corporation	1,071,525
		2,133,045
	CONTAINERS & PACKAGING - 1.2%
20,500	International Paper Company	946,075

	METALS & MINING - 1.0%
10,000	Newmont Corporation	794,500

	TOTAL MATERIALS (Cost $1,700,247)	3,873,620

	REAL ESTATE — 3.2%
	DATA CENTER REIT - 1.0%
5,500	Digital Realty Trust, Inc.	779,900

	HEALTH CARE REIT - 0.9%
40,000	Physicians Realty Trust	701,600

	RETAIL REIT - 1.3%
40,000	Kimco Realty Corporation	988,000

	TOTAL REAL ESTATE (Cost $1,787,547)	2,469,500

	UTILITIES — 1.0%
	ELECTRIC UTILITIES - 1.0%
10,000	Pinnacle West Capital Corporation (Cost $804,992)	781,000

	TOTAL COMMON STOCKS (Cost $36,627,616)	76,514,705

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENT — 1.8%
MONEY MARKET FUND - 1.8%
1,369,148	Fidelity Government Portfolio, Class I, 0.12% (Cost $1,369,148)(b)	$ 1,369,148

	TOTAL INVESTMENTS - 100.1% (Cost $37,996,764)	$ 77,883,853
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(88,717)
	NET ASSETS - 100.0%	$ 77,795,136

ADR	- American Depositary Receipt
LTD	- Limited Company
PLC	- Public Limited Company
REIT (a) (b)	- Real Estate Investment Trust Non-income producing security. Rate disclosed is the seven day effective yield as of March 31, 2022.